Shareholders' equity - Outstanding options for the purchases of one common share per option (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	8,438,000	9,922,000
Granted	2,810,000	400,000
Exercised	(2,118,000)	(1,384,000)
Forfeited	90,000	500,000
Ending balance	9,040,000	8,438,000
Number of stock options vested | shares	6,917,500
Exercise price per option	$ 1.57	$ 0.37	$ 0.37
February 12, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	1,488,000
Exercised	(1,488,000)
Ending balance		1,488,000
Exercise price per option	$ 0.30
September 25, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	3,000,000
Ending balance	3,000,000	3,000,000
Number of stock options vested | shares	3,000,000
Exercise price per option	$ 0.18
October 25, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	100,000
Exercised	(100,000)
Ending balance		100,000
Exercise price per option	$ 0.19
November 3, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	2,600,000
Exercised	(180,000)
Ending balance	2,420,000	2,600,000
Number of stock options vested | shares	2,420,000
Exercise price per option	$ 0.58
February 9, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	200,000
Exercised	(120,000)
Forfeited	80,000
Ending balance		200,000
Exercise price per option	$ 0.60
May 10, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	250,000
Ending balance	250,000	250,000
Number of stock options vested | shares	150,000
Exercise price per option	$ 0.52
July 3, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	300,000
Ending balance	300,000	300,000
Number of stock options vested | shares	180,000
Exercise price per option	$ 0.51
October 29, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	100,000
Exercised	(30,000)
Ending balance	70,000	100,000
Number of stock options vested | shares	30,000
Exercise price per option	$ 0.52
September 29, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	400,000
Granted	400,000
Exercised	(200,000)
Ending balance	200,000	400,000
Number of stock options vested | shares	200,000
Exercise price per option	$ 0.51
January 2, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance
Granted	100,000
Ending balance	100,000
Number of stock options vested | shares	100,000
Exercise price per option	$ 0.45
July 16, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance
Granted	2,460,000
Forfeited	10,000
Ending balance	2,450,000
Number of stock options vested | shares	775,000
Exercise price per option	$ 4.41
October 26, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance
Granted	250,000
Ending balance	250,000
Number of stock options vested | shares	62,500
Exercise price per option	$ 4.00